Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
A.    Indebtedness for 2023
The Federal Revenue Law applicable to PEMEX as of January 1, 2023, published in the Official Gazette of the Federation on November 14, 2022, authorized Petróleos Mexicanos and its Subsidiary Entities to incur an internal net debt up to Ps. 27,068,400 and an external net debt up to U.S.$142,200. PEMEX can incur additional domestic or external debt, as long as the total amount of net debt does not exceed the ceiling established by the Federal Revenue Law.
B.    Recent financing activities
•On January 6, 2023, Petróleos Mexicanos entered into a credit line to U.S.$50,000, bearing interest at a floating rate linked to 90-day SOFR plus 300 basis points, maturing in July 2023.
•On January 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 365 basis points, maturing in January 2024.
•On January 23, 2023, Petróleos Mexicanos amended a credit contract to U.S.$750,000, bearing interest at a floating rate linked to 90-day SOFR plus 350 basis points plus and adjustment for the change in the reference to 26 basis points, maturing in July 2024.
•On January 27, 2023, Petróleos Mexicanos entered into a new revolving credit line of Ps. 4,000,000, bearing interest at a floating rate linked to 91-day TIIE plus 310 basis points, maturing in September 2023.
•On January 27, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 4,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 275 basis points, maturing in October 2023.
•On January 31, 2023, Petróleos Mexicanos issued U.S.$2,000,000 of its 10.00% Notes due 2033 under its U.S.$125,000,000 Medium-Term Notes Program, Series C. All debt securities under this program are guaranteed by Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
•On February 1, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps. 3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 275 basis points, maturing in May 2023.

•On February 17, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S. $11,362 bearing interest at a floating rate linked to 30-day SOFR plus 175 basis points, maturing in February 2024.

•On February 22, 2023, Petróleos Mexicanos entered into a new revolving credit line of Ps. 5,000,000, in two tranches:

–Ps. 2,000,000 bearing interest at a floating rate linked to 91-day TIIE plus 320 basis points, maturing in July 2023.
–Ps. 3,000,000 bearing interest at a floating rate linked to 91-day TIIE plus 325 basis points, maturing in August 2023.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.2,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 200 basis points, maturing in August 2023.

•On February 24, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.250,000 bearing interest at a floating rate linked to 28-day TIIE plus 235 basis points, maturing in February 2024.
•On February 24, 2024, Petróleos Mexicanos issued a promissory note for the principal amount of Ps.3,000,000 bearing interest at a floating rate linked to 28-day TIIE plus 360 basis points, maturing in February 2024.

•On February 28, 2023, Petróleos Mexicanos entered into a new term loan credit facility of U.S.$150,000, bearing interest at a floating rate linked to90-day SOFR plus 450 basis points, maturing in February 2025.

•On March 13, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$200,000 bearing interest at a fixed rate of 10.375%, maturing in March 2033.

•On March 16, 2023, Petróleos Mexicanos issued a promissory note for the principal amount of U.S.$537,500 bearing interest at a fixed rate of 10.375%, maturing in March 2033.

•On March 28, 2023, Petróleos Mexicanos obtained Ps.9,225,000 related to Monetization of Government Bonds, maturing in February 2024.
As of December 31, 2022, the outstanding amount under the PMI Trading revolving credit line was U.S.$162,866. From January 1 to April 24, 2023, PMI Trading obtained U.S.$332,216 from its revolving credit line and repaid U.S.$335,309. As of April 24, 2023, the outstanding amount under this revolving credit line was U.S.$159,773. The available amount under this revolving credit lines was U.S.$ 65,227 as of April 24, 2023.
As of April 24, 2023, PEMEX had U.S.$7,664,000 and Ps. 29,500,000 in available credit lines in order to provide liquidity, which are fully drawn.
C.    Exchange rates and crude oil prices
As of April 24, 2023, the Mexican peso-U.S. dollar exchange rate was Ps. 18.0090 per U.S. dollar, which represents a 7.2% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2022, which was Ps. 19.4143 per U.S. dollar. This decrease in U.S. dollar exchange rate, has led to an estimate of Ps. 126,153,436 in PEMEX’s foreign exchange gains as of April 24, 2023.
As of April 24, 2023, the weighted average price of the crude oil exported by PEMEX was U.S.$69.44 per barrel. This represents a price decrease of approximately 0.4% as compared to the average price as of December 31, 2022, which was U.S.$69.71 per barrel.
D.    Contributions from the Mexican Government
During the period from January 1 to April 24, 2023, the Mexican Government made certain contributions to Petróleos Mexicanos through the Ministry of Energy. These amounts are reflected in the table below:

Date	Construction of the Dos Bocas Refinery		Strengthening of financial position	Strengthening of Fertilizers chain
January 19	Ps.	—	—	600,000
January 30	—		—	600,000
February 23	—		6,000,000	—
March 16	10,500,000		—	—
Total	Ps.	10,500,000	6,000,000	1,200,000